Equity Method Investments and Related Party Transactions (Equity Investments and Ownership Percentages) (Details) (USD $) In Millions, unless otherwise specified	Feb. 29, 2012	Dec. 31, 2014
Redbox Instant By Verizon [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	35.00%
SoloHealth [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		$ 1.5
Ownership Percentage		10.00%